Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 16,437,043
Less - Current portion			$ (141,412)
Long-term borrowings (Note 17.a)	4,437,043	$ 4,535,863	4,110,846
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	4,437,043	4,535,863	4,252,258
Unsecured Loan With MBJA On September 14, 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			148,014
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	206,107	215,269	215,843
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	9,610	10,038	10,065
Unsecured Loan With IFC On December 12, 2012 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			73,504
SITA Information Networking Computing BV,USA [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			35,370
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,799,717	1,879,717	1,884,731
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,799,717	1,879,717	$ 1,884,731
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 621,891	$ 551,122